Employee Benefit Plan, Schedule, Asset Held for Investment (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
The Davey 401KSOP and ESOP
EIN: 34-0176110              Plan Number: 004
Schedule H, Line 4i--Schedule of Assets
(Held at End of Year)
December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment	Cost	Current Value
*	The Davey Tree Expert Company (a)	Common Stock; 7,381,062 shares	$34,041,390	$203,717,312
	Mutual Funds:
	Vanguard	Vanguard Target Retirement Income Fund— 203,485 shares	**	2,822,336
	Vanguard	Vanguard Target Retirement 2020 Fund— 93,498 shares	**	2,566,526
	Vanguard	Vanguard Target Retirement 2025 Fund—615,504 shares	**	12,279,299
	Vanguard	Vanguard Target Retirement 2030 Fund—443,941 shares	**	18,792,015
	Vanguard	Vanguard Target Retirement 2035 Fund—696,270 shares	**	19,063,868
	Vanguard	Vanguard Target Retirement 2040 Fund—595,482 shares	**	29,744,318
	Vanguard	Vanguard Target Retirement 2045 Fund—806,993 shares	**	28,034,943
	Vanguard	Vanguard Target Retirement 2050 Fund—387,897 shares	**	22,994,535
	Vanguard	Vanguard Target Retirement 2055 Fund—266,983 shares	**	17,663,567
	Vanguard	Vanguard Target Retirement 2060 Fund—179,847 shares	**	10,967,054
	Vanguard	Vanguard Target Retirement 2065 Fund—62,136 shares	**	2,487,303
	Vanguard	Vanguard Target Retirement 2070 Fund—7,437 shares	**	236,637
	JPMorgan	JPMorgan Large Cap Growth Fund—271,945 shares	**	23,506,901
	American	American EuroPacific Growth Fund—94,352 shares	**	5,715,852
	American	American New Perspective Fund—265,119 shares	**	18,735,986
	Vanguard	Vanguard Total Stock Market Index Adm Fund—99,419 shares	**	16,225,218
	Dodge & Cox	Dodge & Cox Income Fund—585,955 shares	**	7,535,382
	T. Rowe Price	T. Rowe Price Small Cap Stock Fund—280,700 shares	**	16,011,137
	Pooled Separate Accounts:
*	Principal Global Investors	Principal Midcap S&P 400 Index Account-Z Fund—62,294 shares	**	7,323,879
*	Principal Global Investors	Principal LargeCap S&P 500 Index Account-Z Fund—50,151 shares	**	19,579,004
	Common Collective Trust Funds:
*	Principal Global Investors	Morley Capital Management - Principal Stable Value Z Fund—310,948 units	**	8,135,792
*	Principal Global Investors	Principal MFS Value CIT N Fund—124,542 units	**	4,470,778
		Investments at Fair Value		$498,609,642

* A party-in-interest as defined by ERISA
** Cost information is not required for participant-directed investments
(a) Nonparticipant and participant directed

Entity Tax Identification Number	34-0176110
EBP, Plan Number	004
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Fair Value	$ 498,609,642
Investment, Identifier [Axis]: American EuroPacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American [Member]
EBP, Investment, Number of Shares | shares	94,352
EBP, Investment, Fair Value	$ 5,715,852
Investment, Identifier [Axis]: American New Perspective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American [Member]
EBP, Investment, Fair Value	$ 18,735,986
Investment, Identifier [Axis]: American New Perspective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	265,119
Investment, Identifier [Axis]: Davey Tree Expert Company Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 34,041,390
EBP, Investment, Fair Value	$ 203,717,312
Investment, Identifier [Axis]: JPMorgan Large Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan [Member]
EBP, Investment, Number of Shares | shares	271,945
EBP, Investment, Fair Value	$ 23,506,901
Investment, Identifier [Axis]: Metropolitan West Total Return Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Metropolitan West [Member]
EBP, Investment, Number of Shares | shares	585,955
EBP, Investment, Fair Value	$ 7,535,382
Investment, Identifier [Axis]: Morley Financial Services, Inc - Principal Stable Value Z Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors [Member]
EBP, Investment, Number of Shares | shares	310,948
EBP, Investment, Fair Value	$ 8,135,792
Investment, Identifier [Axis]: Principal LargeCap S&P 500 Index Account-Z Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors [Member]
EBP, Investment, Number of Shares | shares	50,151
EBP, Investment, Fair Value	$ 19,579,004
Investment, Identifier [Axis]: Principal MFS Value CIT N Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	SEI Trust Company [Member]
EBP, Investment, Number of Shares | shares	124,542
EBP, Investment, Fair Value	$ 4,470,778
Investment, Identifier [Axis]: Principal Midcap S&P 400 Index Account-Z Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors [Member]
EBP, Investment, Number of Shares | shares	62,294
EBP, Investment, Fair Value	$ 7,323,879
Investment, Identifier [Axis]: T. Rowe Price Small Cap Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price [Member]
EBP, Investment, Fair Value	$ 16,011,137
Investment, Identifier [Axis]: T. Rowe Price Small Cap Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares | shares	280,700
Investment, Identifier [Axis]: The Davey Tree Expert Company Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Davey Tree Expert Company [Member]
EBP, Investment, Number of Shares | shares	7,381,062
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Number of Shares | shares	93,498
EBP, Investment, Fair Value	$ 2,566,526
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Number of Shares | shares	615,504
EBP, Investment, Fair Value	$ 12,279,299
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Number of Shares | shares	443,941
EBP, Investment, Fair Value	$ 18,792,015
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Number of Shares | shares	696,270
EBP, Investment, Fair Value	$ 19,063,868
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Number of Shares | shares	595,482
EBP, Investment, Fair Value	$ 29,744,318
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Number of Shares | shares	806,993
EBP, Investment, Fair Value	$ 28,034,943
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Number of Shares | shares	387,897
EBP, Investment, Fair Value	$ 22,994,535
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Number of Shares | shares	266,983
EBP, Investment, Fair Value	$ 17,663,567
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Number of Shares | shares	179,847
EBP, Investment, Fair Value	$ 10,967,054
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Number of Shares | shares	62,136
EBP, Investment, Fair Value	$ 2,487,303
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Number of Shares | shares	7,437
EBP, Investment, Fair Value	$ 236,637
Investment, Identifier [Axis]: Vanguard Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Number of Shares | shares	203,485
EBP, Investment, Fair Value	$ 2,822,336
Investment, Identifier [Axis]: Vanguard Total Stock Market Index Adm Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Number of Shares | shares	99,419
EBP, Investment, Fair Value	$ 16,225,218